OTHER ASSETS (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Current
Work in progress	$ 505	$ 506
Prepayments and other assets	719	508
Assets held for sale	139	63
Total current	1,363	1,077
Non-current
Work in progress	72	57
Prepayments and other assets	357	442
Total non-current	$ 429	$ 499